UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23502

Siren ETF Trust

(Exact name of registrant as specified in charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006

(Address of principal executive offices) (Zip code)

Javier Jimenez

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

(Name and address of agent for service)

(855) 713-3837

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)

Siren ETF Trust

Siren DIVCON Leaders Dividend ETF (LEAD)

Siren DIVCON Dividend Defender ETF (DFND)

Siren Nasdaq NexGen Economy ETF (BLCN)

ANNUAL REPORT

March 31, 2022

Siren ETF Trust

Table of Contents

Shareholder Letter	2
Fund Performance	4
Siren DIVCON Leaders Dividend ETF	4
Siren DIVCON Dividend Defender ETF	5
Siren Nasdaq NexGen Economy ETF	6
Schedules of Investments	7
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	35
Expense Example	36
Trustees and Officers of the Trust	38
Additional Information	40
Qualified Dividend Income/Dividends Received Deduction	40
Short Term Cap Gains	40

Siren ETF Trust

Shareholder Letter

(Unaudited)

To my fellow shareholders,

Thank you for being a part of our Siren ETF Trust (“Siren” or “Trust”) and trusting our ETFs with your investment decisions.

It was quite a year for Siren and SRN Advisors, LLC (“SRN”), with the first full fiscal year of Siren Nasdaq NexGen Economy ETF (“BLCN”), Siren DIVCON Leaders Dividend ETF (“LEAD”) and Siren DIVCON Dividend Defender ETF (“DFND”) (each a “Fund” or “ETF”) under our management. It was a crazy year with the overall markets being in a raging bull cycle early on and exiting the Funds’ March 31, 2022 fiscal year with the Nasdaq Composite Index and cryptocurrencies going from corrections to Bear Market territory. We appreciate you staying with our Funds through the turmoil, so again, Thank You for your trust and investment.

By far, the worst performer in the Siren suite of products was BLCN, with April 1, 2021 to March 31, 2022 performance being -22.59% based on market price, as compared to the MSCI ACWI Total Return Index up 7.28% for the same time period. BLCN also experienced asset loss from approximately $302 million to $194 million. Of the $108 million draw down, about $66 million was market movement with the remaining $42 million being net share redemptions.

I think it is important to point out that BLCN does not invest directly into cryptocurrency. Rather, BLCN invests in “Blockchain Companies,” which are companies that are committing material resources to developing, researching, supporting, innovating or utilizing blockchain technology for their proprietary use or for use by others. Certain of these Blockchain Companies may operate in the cryptocurrency space, but, again, BLCN does not invest in cryptocurrency. We believe that BLCN’s exposure to the broader universe of Blockchain Companies, and not focusing on the cryptocurrency aspects of blockchain, is an important differentiator from other funds and may help to reduce BLCN’s relative volatility.

DFND returned 2.36% based on market price during the period April 1, 2021 to March 31, 2022, as compared to the S&P 500 Total Return Index, which returned 15.65% during the same period. While the long component of DFND’s portfolio tracked the returns of the underlying index, the short positions, which consist of mostly energy and financial stocks, suffered outsized losses as those sectors climbed during the year and skyrocketed with inflation and energy prices throughout 2022. While DFND has a positive return, the assets dropped by about 10% through share redemptions.

LEAD has been the bright spot for the fiscal year, starting at $39.6 million in assets under management (“AUM”) and finishing at $56.3 million in AUM, with positive performance of 12.75% based on market price during the period April 1, 2021 to March 31, 2022, as compared to the S&P 500 Total Return Index’s returns of 15.65% for the same period. The portfolio continues to reflect a combination of large cap securities we feel will increase their dividends throughout the year, and while the yield hovered around 1.1% for the year, the total return aspect of the fund drove the gains as we saw $5 million in market performance gains and $12 million in new shares created.

While the price movement of the underlying basket growing resulted in the 1.1% average yield, we have seen the yield on LEAD increase to approximately 2.2%, at the end of the March 31, 2022 fiscal year. LEAD’s investment objective is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Siren DIVCON Leaders Dividend Index. The index ranks securities by those having the highest probability of increasing their dividends within the following year according to the index’s methodology (dividend growers). In that regard, the index has not included certain dividend growers that would have contributed more positively to LEAD’s yield. While we are pleased with the price performance of LEAD, we hope to see the Fund’s yield continue to grow and will strive to continue to provide positive price growth.

SRN continues to have a philosophy of “lean and mean”, where we seek to avoid extraneous expenses and costs with a focus on product design and affordability for the shareholder. SRN was founded as a firm where the shareholder benefit would be the number one concern and focus. That focus at this moment is a combination of growth and performance within our current suite of funds and to also bring other ETFs into the Siren universe as we strive to offer investors a wide array of thematic and broad-based exposure products to assist in their financial planning goals.

Siren ETF Trust

Shareholder Letter

(Unaudited) (Continued)

Thank you for trusting us with your assets for another year, and I look forward to sharing many more smiles and news with you in my next letter.

Regards,

Scott Freeze
President
Siren ETF Trust

The views in this report were those of the Trust president as of March 31, 2022 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of management and other information.

Important Risks

There is no guarantee that the Fund will achieve its investment objective. Investing involves risk, including the possible loss of principal. Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole.

Risks specific LEAD and DFND

The Fund’s emphasis on dividend-paying stocks involves the risk that a company may cut or eliminate its dividend which may affect the Fund’s returns. Dividends are not guaranteed. Companies can cease paying dividends without notice. Quantitative Model Risk The Index the fund tracks is constructed using a rules-based methodology based on quantitative models developed by Reality Shares, Inc. These quantitative models may be incomplete, flawed or based on inaccurate assumptions and, therefore, may lead to the selection of assets for inclusion in the Index that produce inferior investment returns or provide exposure to greater risk of loss.

Risks specific to BLCN

The Blockchain ScoreTM methodology may be incomplete, flawed or based on inaccurate assumptions and, therefore, may lead to the selection of assets that produce inferior investment returns or provide exposure to greater risk of loss. Blockchain Technology Risk - Blockchain technology is a new and developing technology protocol deployed by companies in a manner for optimizing business practices. Blockchain technology is not a product or service with an individually attributable revenue stream. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any company in which the Fund invests. The Fund may invest in foreign securities. Investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Non-Blockchain Technology Business Line Risk - Blockchain technology is a technology protocol and not a direct product or service that can be bought and sold for profit. All of the companies in the Index are engaged in primary lines of business whose revenue is derived from a product or service that may utilize or otherwise stand to benefit from blockchain technology, but not directly derived from the sale of blockchain technology. As such, financial operating results for each company in which the Fund invests are principally driven by the products and/or services that constitute each such company’s primary business offerings. The Fund invests in companies with the ability to use blockchain technology to develop new business opportunities or make current operations more efficient, thereby affecting future profitability. There can be no assurance that blockchain technology will affect the primary lines of business in the Fund’s portfolio companies to have a positive impact on a company’s financial condition.

Distributor: Foreside Fund Services, LLC.

Siren DIVCON Leaders Dividend ETF

Fund Performance

As of March 31, 2022 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2022
Fund	1 Year	5 Years	Since Inception (January 6, 2016)
NAV Return	12.68%	16.47%	15.67%
Market Price Return	12.75%	16.44%	15.70%

Indices
Siren DIVCON Leaders Dividend Index	14.64%	17.36%	16.55%
S&P 500 Total Return Index	15.65%	15.99%	16.02%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund.

On November 23, 2020, the Reality Shares DIVCON Leaders Dividend ETF (the “Predecessor Leaders Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Leaders Fund.

Past performance does not predict future performance. Current performance may be lower or higher than the performance data above. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

(1)

The Index invests in the largest U.S. companies by market capitalization that, based on their DIVCONTM ratings, have the highest probability of increasing their dividends in the next 12 months. DIVCON is a dividend health rating system created by Reality Shares, Inc. which assesses the likelihood that companies will grow or cut their dividends.

(2)	The S&P 500 Index is a broad stock market index of 500 large companies based on market capitalization. The S&P 500 Total Return Index is the S&P 500 Index with dividends reinvested.

Siren DIVCON Dividend Defender ETF

Fund Performance

As of March 31, 2022 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2022
Fund	1 Year	5 Years	Since Inception (January 14, 2016)
NAV Return	2.37%	9.03%	7.75%
Market Price Return	2.36%	8.89%	7.67%

Indices
Siren DIVCON Dividend Defender Index	3.60%	9.63%	8.41%
S&P 500 Total Return Index	15.65%	15.99%	17.29%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund.

On November 23, 2020, the Reality Shares DIVCON Dividend Defender ETF (the “Predecessor Defender Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Defender Fund.

Past performance does not predict future performance. Current performance may be lower or higher than the performance data above. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

(1)

The Index invests 75% in the largest U.S. companies by market capitalization that, based on their DIVCONTM ratings, have the highest probability of increasing their dividends in the next 12 months. As a hedge, the remaining 25% of the Index takes a short position in companies with the highest probability of cutting their dividends in the next 12 months based on their DIVCON ratings. DIVCON is a dividend health rating system created by Reality Shares, Inc. which assesses the likelihood that companies will grow or cut their dividends.

(2)	The S&P 500 Index is a broad stock market index of 500 large companies based on market capitalization. The S&P 500 Total Return Index is the S&P 500 Index with dividends reinvested.

Siren Nasdaq NexGen Economy ETF

Fund Performance

As of March 31, 2022 (Unaudited)

Fund Performance History (%)	Total Return As of March 31, 2022
Fund	1 Year	Since Inception (January 17, 2018)
NAV Return	-21.82%	12.09%
Market Price Return	-22.59%	11.94%

Indices
Siren NASDAQ Blockchain Economy Index	-13.46%	15.23%
MSCI ACWI Total Return Index	7.28%	8.85%

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund.

On November 23, 2020, the Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor NexGen Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor NexGen Fund.

Past performance does not predict future performance. Current performance may be lower or higher than the performance data above. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. The Fund’s performance assumes the reinvestment of all dividends and capital gains.

(1)

The Index was created through a partnership between Reality Shares, Inc. and Nasdaq, and constitutes the joint research, analysis and investigation of both groups on the emerging development of blockchain technology. The Index is designed to measure the returns of companies that are committing material resources to developing, researching, supporting, innovating or utilizing blockchain technology for their use or for use by others.

(2)	The MSCI ACWI Total Return Index captures large and mid-cap representation across 23 developed markets and 24 emerging markets countries. One cannot invest directly in an index.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

March 31, 2022

Number of Shares		Value
	COMMON STOCKS 96.8%
	Communications 1.6%
10,839	Activision Blizzard, Inc.	$868,312

	Consumer Discretionary 11.9%
8,735	Best Buy Co., Inc.	794,011
1,983	Domino’s Pizza, Inc.	807,101
9,930	D.R. Horton, Inc.	739,884
3,495	Lowe’s Companies, Inc.	706,654
5,284	NIKE, Inc. - Class B	711,015
1,662	Pool Corp.	702,777
2,196	The Home Depot, Inc.	657,329
3,848	Tractor Supply Co.	898,008
4,806	Williams-Sonoma, Inc.	696,870
		6,713,649
	Consumer Staples 5.9%
10,033	Colgate-Palmolive Co.	760,802
3,635	Dollar General Corp.	809,260
3,583	Target Corp.	760,384
4,665	The Hershey Co.	1,010,579
		3,341,025
	Energy 1.9%
8,984	EOG Resources, Inc.	1,071,162

	Financials 14.8%
13,943	Aflac, Inc.	897,790
17,112	Ally Financial, Inc.	744,030
12,846	Brown & Brown, Inc.	928,380
7,533	Discover Financial Services	830,061
24,608	Franklin Resources, Inc.	687,056
3,289	Mastercard, Inc. - Class A	1,175,423
8,493	Morgan Stanley	742,288
4,447	T. Rowe Price Group, Inc.	672,342
2,161	The Goldman Sachs Group, Inc.	713,346
4,235	Visa, Inc. - Class A	939,196
		8,329,912
	Health Care 10.6%
6,314	Abbott Laboratories	747,325
5,667	Agilent Technologies, Inc.	749,914
9,910	Baxter International, Inc.	768,421
2,891	Danaher Corp.	848,017
3,828	McKesson Corp.	1,171,866
1,405	Thermo Fisher Scientific, Inc.	829,863
2,121	West Pharmaceutical Services, Inc.	871,116
		5,986,522
	COMMON STOCKS 96.8% (continued)
	Industrials 15.2%
10,188	Amphenol Corp. - Class A	$767,666
21,780	CSX Corp.	815,661
6,660	Expeditors International of Washington, Inc.	687,046
4,089	J.B. Hunt Transport Services, Inc.	821,030
4,620	L3Harris Technologies, Inc.	1,147,932
4,926	Nordson Corp.	1,118,596
2,531	Old Dominion Freight Line, Inc.	755,959
2,567	Parker-Hannifin Corp.	728,412
5,970	Waste Connections, Inc.	834,009
1,698	W.W. Grainger, Inc.	875,811
		8,552,122
	Materials 6.5%
3,952	Avery Dennison Corp.	687,530
4,997	Celanese Corp.	713,921
8,238	Nucor Corp.	1,224,579
4,067	The Sherwin-Williams Co.	1,015,205
		3,641,235
	Technology 28.4%
4,850	Analog Devices, Inc.	801,123
5,526	Apple, Inc.	964,895
5,486	Applied Materials, Inc.	723,055
1,488	Broadcom, Inc.	936,964
4,359	CDW Corporation of Delaware	779,782
1,656	FactSet Research Systems, Inc.	718,952
23,025	HP, Inc.	835,808
1,384	Intuit, Inc.	665,483
2,240	KLA Corp.	819,974
1,355	Lam Research Corp.	728,462
2,749	Microsoft Corp.	847,544
1,655	Monolithic Power Systems, Inc.	803,800
2,313	Moody’s Corp.	780,429
4,517	QUALCOMM, Inc.	690,288
1,906	S&P Global, Inc.	781,803
6,083	Skyworks Solutions, Inc.	810,742
10,450	SS&C Technologies Holdings, Inc.	783,959
5,825	Teradyne, Inc.	688,690
4,938	Texas Instruments, Inc.	906,024
3,034	Ubiquiti, Inc.	883,379
		15,951,156
	Total Common Stocks
	(Cost $52,484,726)	54,455,095

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

March 31, 2022 (Continued)

Number of Shares		Value
	MONEY MARKET FUNDS 3.2%
1,821,197	First American Government Obligations Fund, 0.19% (a)	$1,821,197
	Total Money Market Funds
	(Cost $1,821,197)	1,821,197

	Total Investments 100.0%
	(Cost $54,305,923)	56,276,292

	Other Assets in Excess of Liabilities 0.0%	17,652

	TOTAL NET ASSETS 100.0%	$56,293,944

(a)	7-day net yield at March 31, 2022.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

Summary of Schedule of Investments

March 31, 2022 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	28.4%
Industrials	15.2
Financials	14.8
Consumer Discretionary	11.9
Health Care	10.6
Materials	6.5
Consumer Staples	5.9
Energy	1.9
Communications	1.6
Total Common Stocks	96.8
Total Short-Term Investments	3.2
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0(a)
Total Net Assets	100.0%

(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

March 31, 2022

Number of Shares		Value
	COMMON STOCKS 83.2%
	Communications 1.6%
6,800	Activision Blizzard, Inc. (a)	$544,748

	Consumer Discretionary 9.6%
4,565	Best Buy Co., Inc.	414,958
872	Domino’s Pizza, Inc.	354,913
4,472	D.R. Horton, Inc. (a)	333,209
1,677	Lowe’s Companies, Inc.	339,073
2,539	NIKE, Inc. - Class B	341,648
800	Pool Corp.	338,280
1,010	The Home Depot, Inc.	302,323
1,992	Tractor Supply Co. (a)	464,873
2,285	Williams-Sonoma, Inc.	331,325
		3,220,602
	Consumer Staples 4.9%
4,976	Colgate-Palmolive Co.	377,330
1,829	Dollar General Corp. (a)	407,190
1,697	Target Corp.	360,137
2,268	The Hershey Co.	491,317
		1,635,974
	Energy 1.6%
4,506	EOG Resources, Inc.	537,250

	Financials 12.2%
7,458	Aflac, Inc. (a)	480,221
8,486	Ally Financial, Inc.	368,971
7,438	Brown & Brown, Inc. (a)	537,544
3,774	Discover Financial Services	415,857
12,203	Franklin Resources, Inc.	340,708
1,225	Mastercard, Inc. - Class A	437,791
4,104	Morgan Stanley	358,690
2,078	T. Rowe Price Group, Inc. (a)	314,173
1,046	The Goldman Sachs Group, Inc.	345,284
2,099	Visa, Inc. - Class A	465,495
		4,064,734
	Health Care 10.3%
3,052	Abbott Laboratories	361,235
2,738	Agilent Technologies, Inc.	362,320
4,976	Baxter International, Inc.	385,839
1,368	Danaher Corp.	401,275
1,893	McKesson Corp.	579,504
653	Thermo Fisher Scientific, Inc.	385,694
1,292	West Pharmaceutical Services, Inc. (a)	530,637
2,382	Zoetis, Inc. (a)	449,222
		3,455,726
	COMMON STOCKS 83.2% (continued)
	Industrials 13.4%
5,732	Amphenol Corp. - Class A (a)	$431,906
10,800	CSX Corp.	404,460
3,219	Expeditors International of Washington, Inc.	332,072
2,748	J.B. Hunt Transport Services, Inc. (a)	551,771
2,207	L3Harris Technologies, Inc. (a)	548,373
2,758	Nordson Corp. (a)	626,287
1,201	Old Dominion Freight Line, Inc.	358,715
1,296	Parker-Hannifin Corp.	367,753
2,984	Waste Connections, Inc.	416,865
829	W.W. Grainger, Inc.	427,590
		4,465,792
	Materials 4.7%
1,947	Avery Dennison Corp.	338,720
2,558	Celanese Corp.	365,462
3,982	Nucor Corp.	591,924
1,085	The Sherwin-Williams Co. (a)	270,838
		1,566,944
	Technology 24.9%
2,306	Analog Devices, Inc.	380,905
2,484	Apple, Inc. (a)	433,731
2,739	Applied Materials, Inc.	361,000
724	Broadcom, Inc.	455,888
2,152	CDW Corporation of Delaware	384,971
945	FactSet Research Systems, Inc. (a)	410,272
11,124	HP, Inc.	403,801
604	Intuit, Inc. (a)	290,427
1,142	KLA Corp. (a)	418,041
864	Lam Research Corp. (a)	464,495
1,461	Microsoft Corp. (a)	450,441
751	Monolithic Power Systems, Inc.	364,746
1,296	Moody’s Corp. (a)	437,283
540	MSCI, Inc. (a)	271,555
2,203	QUALCOMM, Inc.	336,663
1,106	S&P Global, Inc. (a)	453,659
2,894	Skyworks Solutions, Inc. (a)	385,712
5,320	SS&C Technologies Holdings, Inc.	399,106
2,530	Teradyne, Inc. (a)	299,122
2,987	Texas Instruments, Inc. (a)	548,055
1,311	Ubiquiti, Inc.	381,711
		8,331,584
	Total Common Stocks
	(Cost $26,280,865)	27,823,354

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

March 31, 2022 (Continued)

Number of Shares		Value
	MONEY MARKET FUNDS 19.5%
6,506,983	First American Government Obligations Fund, 0.19% (b)	$6,506,983
	Total Money Market Funds
	(Cost $6,506,983)	6,506,983

	Total Investments Before Securities Sold Short
	(Cost $32,787,848)	34,330,337

	SECURITIES SOLD SHORT
	COMMON STOCKS (34.4%)
	Communications (1.6)%
(4,224)	Electronic Arts, Inc.	(534,378)

	Consumer Discretionary (3.4)%
(29,813)	Ford Motor Co.	(504,138)
(15,223)	MGM Resorts International	(638,453)
		(1,142,591)
	Consumer Staples (2.1)%
(17,680)	The Kraft Heinz Co.	(696,415)

	Energy (12.9)%
(23,218)	Baker Hughes Co.	(845,367)
(24,248)	Halliburton Co.	(918,272)
(6,525)	Hess Corp.	(698,436)
(19,814)	Occidental Petroleum Corp.	(1,124,246)
(17,483)	Schlumberger NV	(722,223)
		(4,308,544)
	COMMON STOCKS (34.4%) (continued)
	Financials (3.0)%
(8,955)	The Progressive Corp.	$(1,020,781)

	Health Care (1.5)%
(46,173)	Viatris, Inc.	(502,362)

	Industrials (2.1)%
(7,512)	General Electric Co.	(687,348)

	Utilities (7.8)%
(32,993)	CenterPoint Energy, Inc.	(1,010,906)
(8,636)	Dominion Energy, Inc.	(733,801)
(6,431)	DTE Energy Co.	(850,242)
		(2,594,949)
	Total Securities Sold Short
	[Proceeds $(9,072,016)]	(11,487,368)

	Total Investments 68.3%
	(Cost $23,715,832)	22,842,969

	Other Assets in Excess of Liabilities 31.7%	10,586,556

	TOTAL NET ASSETS 100.0%	$33,429,525

(a)

Each of these securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at March 31, 2022 was $21,964,251, which includes cash in the amount of $10,610,466.

(b)	7-day net yield at March 31, 2022.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

Summary of Schedule of Investments

March 31, 2022 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Securities Held Long
Technology	24.9%
Industrials	13.4
Financials	12.2
Health Care	10.3
Consumer Discretionary	9.6
Consumer Staples	4.9
Materials	4.7
Energy	1.6
Communications	1.6
83.2
Securities Held Short
Health Care	(1.5)
Communications	(1.6)
Consumer Staples	(2.1)
Industrials	(2.1)
Financials	(3.0)
Consumer Discretionary	(3.4)
Utilities	(7.8)
Energy	(12.9)
(34.4)
Total Common Stocks	48.8
Total Short-Term Investments	19.5
Total Investments	68.3
Other Assets in Excess of Liabilities	31.7
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

March 31, 2022

Number of Shares		Value
	COMMON STOCKS 99.2%
	Communications 8.3%
17,281	Baidu, Inc. - ADR (b)	$2,286,276
92,358	Digital Garage, Inc. (a)	3,489,788
173,302	GMO Internet, Inc. (a)	3,988,765
8,409	Meta Platforms, Inc. - Class A (b)	1,869,825
5,440	Swisscom AG (a)	3,267,356
25,725	Tencent Holdings Ltd. (a)	1,228,894
		16,130,904
	Consumer Discretionary 4.2%
22,473	Alibaba Group Holding Ltd. - ADR (b)	2,445,062
31,486	JD.com, Inc. - ADR (b)	1,822,095
68,723	Overstock.com, Inc. (b)	3,024,156
103,487	Rakuten Group, Inc. (a)	822,013
		8,113,326
	Consumer Staples 1.6%
21,207	Walmart, Inc.	3,158,146

	Financials 37.6%
21,008	American Express Co.	3,928,496
51,543	Citigroup, Inc.	2,752,396
27,209	Coinbase Global, Inc. - Class A (b)	5,165,901
69,920	Customers Bancorp, Inc. (b)	3,645,629
8,076	Deutsche Boerse AG (a)	1,456,262
219,479	Galaxy Digital Holdings Ltd. (a)(b)	3,739,474
231,571	ING Groep NV - ADR	2,415,286
23,689	Intercontinental Exchange, Inc.	3,129,791
25,418	JPMorgan Chase & Co.	3,464,982
10,603	Mastercard, Inc. - Class A	3,789,300
1,253,817	Mogo, Inc. (b)	3,648,607
18,101	Nasdaq, Inc.	3,225,598
22,549	PayPal Holdings, Inc. (b)	2,607,792
187,762	Plus500 Ltd. (a)	3,483,971
175,559	Robinhood Markets, Inc. - Class A (b)	2,371,802
146,726	SBI Holdings, Inc. (a)	3,736,246
11,774	Signature Bank/New York NY	3,455,551
25,690	Silvergate Capital Corp. - Class A (b)	3,868,143
53,255	The Bank of New York Mellon Corp.	2,643,046
7,494	The Goldman Sachs Group, Inc.	2,473,769
29,207	TMX Group Ltd. (a)(b)	3,003,988
17,102	Visa, Inc. - Class A	3,792,711
300,000	ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	1,022,558
		72,821,299
	COMMON STOCKS 99.2% (continued)
	Industrials 3.3%
66,567	Hitachi Ltd. (a)	$3,371,000
22,034	Siemens AG (a)	3,062,993
		6,433,993
	Technology 44.2%
10,693	Accenture PLC - Class A	3,606,000
36,933	Advanced Micro Devices, Inc. (b)	4,038,254
360,407	Bakkt Holdings, Inc. (b)	2,220,107
821,852	Bitfarms Ltd. (b)	3,081,945
24,672	Block, Inc. (b)	3,345,523
21,411	Broadridge Financial Solutions, Inc.	3,333,907
748,515	Canaan, Inc. (b)	4,064,437
58,460	Cisco Systems, Inc.	3,259,730
2,519,150	Ebang International Holdings, Inc. - Class A (b)	2,922,214
23,391	Fujitsu Ltd. (a)	3,538,239
191,139	Hewlett Packard Enterprise Co.	3,193,933
140,455	Infosys Ltd. - ADR	3,495,925
23,906	International Business Machines Corp.	3,108,258
171,982	Marathon Digital Holdings, Inc. (b)	4,806,897
31,924	Micron Technology, Inc.	2,486,560
11,752	Microsoft Corp.	3,623,259
10,158	MicroStrategy, Inc. (b)	4,940,039
167,981	NTT Data Corp. (a)	3,336,439
12,692	NVIDIA Corp.	3,463,139
1,565,740	OneConnect Financial Technology Co. Ltd. (b)	2,207,693
38,038	Oracle Corp.	3,146,884
2,133	Samsung Electronics Co. Ltd. - GDR 144A (c)	3,026,727
26,664	SAP SE - ADR	2,958,637
26,842	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,798,547
17,194	Texas Instruments, Inc.	3,154,755
574,918	Z Holdings Corp. (a)	2,533,153
		85,691,201
	Total Common Stocks
	(Cost $190,324,972)	192,348,869

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

March 31, 2022 (Continued)

Number of Shares		Value
	MONEY MARKET FUNDS 0.5%
867,574	First American Government Obligations Fund, 0.19% (d)	$867,574
	Total Money Market Funds
	(Cost $867,574)	867,574

	Total Investments 99.7%
	(Cost $191,192,546)	193,216,443

	Other Assets in Excess of Liabilities 0.3%	586,537

	TOTAL NET ASSETS 100.0%	$193,802,980

(a)	U.S.-dollar denominated security of a foreign issuer.

(b)	Non-Income Producing.

(c)

Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, 144 securities are deemed to be liquid. At March 31, 2022, the net value of this security amounted to $3,026,727 which represents 1.6% of net assets.

(d)	7-day net yield at March 31, 2022.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

Summary of Schedule of Investments

March 31, 2022 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	44.2%
Financials	37.6
Communications	8.3
Consumer Discretionary	4.2
Industrials	3.3
Consumer Staples	1.6
Total Common Stocks	99.2
Total Short-Term Investments	0.5
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Assets and Liabilities

March 31, 2022

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
ASSETS:
Investments at cost	$54,305,923	$32,787,848	$191,192,546
Investments at value	$56,276,292	$34,330,337	$193,216,443
Cash pledged as collateral for securities sold short	—	411,294	—
Cash held at broker for securities sold short	—	10,199,172	—
Receivable for investments sold	—	—	4,000,025
Interest and dividends receivable	37,704	21,583	489,961
Prepaid expenses and other assets	—	—	40
Total assets	56,313,996	44,962,386	197,706,469

LIABILITIES:
Securities sold short, proceeds		$9,072,016
Securities sold short, at value	—	$11,487,368	—
Payable for investments purchased	—	—	3,790,401
Payable to Adviser	20,052	22,758	113,088
Dividends and interest payable on securities sold short	—	22,735	—
Total liabilities	20,052	11,532,861	3,903,489

Net Assets	$56,293,944	$33,429,525	$193,802,980

NET ASSETS CONSIST OF:
Paid in capital	$54,849,542	$37,191,802	$236,184,837
Total distributable earnings (loss)	1,444,402	(3,762,277)	(42,381,857)
Net Assets	$56,293,944	$33,429,525	$193,802,980

Shares issued and outstanding, $0 par value, unlimited shares authorized	1,025,000	905,060	5,200,000

Net Asset Value, Redemption Price and Offering Price Per Share	$54.92	$36.94	$37.27

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Operations

For the Year Ended March 31, 2022

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
INVESTMENT INCOME:
Dividend income	$606,024	$412,205	$3,612,199
Interest income	592	6,654	644
Foreign withholding tax	(201)	(449)	(263,273)
Total investment income	606,415	418,410	3,349,570

EXPENSES:
Investment advisory fees	210,901	308,360	1,887,693
Dividends on securities sold short	—	252,833	—
Borrowing fees on securities sold short	—	69,863	—
Total expenses before waiver	210,901	631,056	1,887,693
Waiver of advisory fees for borrowing fees	—	(33,255)	—
Net expenses	210,901	597,801	1,887,693

Net Investment Income (Loss)	395,514	(179,391)	1,461,877

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(564,299)	3,284,841	(42,545,018)
In-Kind Redemptions	10,139,016	2,626,176	23,129,450
Securities sold short	—	(2,207,761)	—
Foreign currency transactions	—	—	(90,879)
Change in net unrealized appreciation/depreciation on:
Investments	(5,692,034)	(2,077,225)	(46,069,539)
Securities sold short	—	(655,005)	—
Foreign currency transactions	—	—	6,710

Net Realized and Unrealized Gain (Loss) on Investments	3,882,683	971,026	(65,569,276)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,278,197	$791,635	$(64,107,399)

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

	Siren DIVCON Leaders Dividend ETF			Siren DIVCON Dividend Defender ETF
	For the Year Ended March 31, 2022	For the Period November 1, 2020 to March 31, 2021(1)	For the Year Ended October 31, 2020	For the Year Ended March 31, 2022	For the Period November 1, 2020 to March 31, 2021(1)	For the Year Ended October 31, 2020
OPERATIONS:
Net investment income (loss)	$395,514	$173,329	$299,620	$(179,391)	$(31,422)	$(137,362)
Net realized gain (loss) on:
Investments	(564,299)	2,723,054	123,706	3,284,841	1,333,096	(576,939)
In-Kind Redemptions	10,139,016	2,419,480	2,776,263	2,626,176	2,946,886	1,099,133
Securities sold short	—	—	—	(2,207,761)	(3,046,418)	(178,324)
Change in net unrealized appreciation/depreciation on:
Investments	(5,692,034)	563,900	2,240,746	(2,077,225)	1,096,662	2,741,810
Securities sold short	—	—	—	(655,005)	(1,620,039)	(210,125)
Net increase in net assets resulting from operations	4,278,197	5,879,763	5,440,335	791,635	678,765	2,738,193

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,054,074)	(205,845)	(321,796)	—	—	(14,654)
Net decrease in net assets resulting from distributions paid	(1,054,074)	(205,845)	(321,796)	—	—	(14,654)

CAPITAL SHARE TRANSACTIONS:
Shares sold	45,810,930	12,937,595	20,224,757	11,191,970	15,467,454	37,679,131
Shares issued in connection with merger	—	—	—	—	—	10,108,401 (2)
Shares redeemed	(32,477,728)	(14,113,233)	(21,839,904)	(15,744,075)	(26,705,018)	(8,951,047)
Transaction fees	16	11	—	27,055	35,360	—
Net increase (decrease) in net assets resulting from capital share transactions	13,333,218	(1,175,627)	(1,615,147)	(4,525,050)	(11,202,204)	38,836,485

Total Increase (Decrease) in Net Assets	16,557,341	4,498,291	3,503,392	(3,733,415)	(10,523,439)	41,560,024

NET ASSETS:
Beginning of Period	39,736,603	35,238,312	31,734,920	37,162,940	47,686,379	6,126,355
End of Period	$56,293,944	$39,736,603	$35,238,312	$33,429,525	$37,162,940	$47,686,379

TRANSACTIONS IN SHARES:
Shares sold	775,000	275,000	525,000	300,000	425,000	1,100,000
Shares issued in connection with merger	—	—	—	—	—	330,060 (2)
Shares redeemed	(550,000)	(300,000)	(575,000)	(425,000)	(750,000)	(275,000)
Net increase (decrease) in shares outstanding	225,000	(25,000)	(50,000)	(125,000)	(325,000)	1,155,060

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	See Note 11 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

(Continued)

	Siren Nasdaq NexGen Economy ETF
	For the Year Ended March 31, 2022	For the Period November 1, 2020 to March 31, 2021(1)	For the Year Ended October 31, 2020
OPERATIONS:
Net investment income	$1,461,877	$605,962	$775,117
Net realized gain (loss) on:
Investments	(42,545,018)	410,307	(2,607,486)
In-Kind Redemptions	23,129,450	24,227,064	10,116,497
Foreign currency transactions	(90,879)	(705)	(13,735)
Change in net unrealized appreciation/depreciation on:
Investments	(46,069,539)	42,960,631	10,961,608
Foreign currency transactions	6,710	(19,867)	5,805
Net increase (decrease) in net assets resulting from operations	(64,107,399)	68,183,392	19,237,806

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,313,372)	(689,159)	(513,431)
Net decrease in net assets resulting from distributions paid	(1,313,372)	(689,159)	(513,431)

CAPITAL SHARE TRANSACTIONS:
Shares sold	41,956,683	143,956,504	73,449,195
Shares redeemed	(84,421,558)	(38,013,330)	(31,255,977)
Transaction fees	844	55,725	—
Net increase (decrease) in net assets resulting from capital share transactions	(42,464,031)	105,998,899	42,193,218

Total Increase (Decrease) in Net Assets	(107,884,802)	173,493,132	60,917,593

NET ASSETS:
Beginning of Period	301,687,782	128,194,650	67,277,057
End of Period	$193,802,980	$301,687,782	$128,194,650

TRANSACTIONS IN SHARES:
Shares sold	875,000	3,225,000	2,175,000
Shares redeemed	(1,975,000)	(800,001)	(1,100,000)
Net increase (decrease) in shares outstanding	(1,100,000)	2,424,999	1,075,000

(1)	The Board of Trustees elected to change the Fund’s fiscal year end from March 31 to October 31.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Year Ended March 31, 2022		For the Period November 1, 2020(1) to March 31, 2021		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Net Asset Value, Beginning of Period	$49.67		$42.71		$36.27	$31.76		$29.98	$24.36

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.45		0.21		0.37	0.50		0.39	0.33
Net realized and unrealized gain on investments	5.89		7.00		6.46	4.51		1.77	5.57
Total Income from Investment Operations	6.34		7.21		6.83	5.01		2.16	5.90

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.25)		(0.39)	(0.50)		(0.36)	(0.28)
From net realized gain on investments	(0.67)		—		—	—	(3)	(0.02)	—
Total Distributions	(1.09)		(0.25)		(0.39)	(0.50)		(0.38)	(0.28)

Net Asset Value, End of Period	$54.92		$49.67		$42.71	$36.27		$31.76	$29.98

Total Return
Net Asset Value(4)	12.68%		16.91	%(6)	18.98%	15.95%		7.19%	24.29%
Market Value(5)	12.75%		17.39	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$56,294		$39,737		$35,238	$31,735		$45,257	$29,229
Ratio of expenses to average net assets	0.43%		0.43	%(7)	0.43%	0.43%		0.43%	0.43%
Ratio of net investment income to average net assets	0.81%		1.09	%(7)	0.92%	1.50%		1.18%	1.18%
Portfolio turnover rate(8)	66.42	%(9)	47.34	%(6)(9)	1.81%	65.52	%(9)	0.26%	3.35%

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Less than 0.001.
(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.
(9)	During the year/period, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Year Ended March 31, 2022		For the Period November 1, 2020(1) to March 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
Net Asset Value, Beginning of Period	$36.08		$35.19		$30.63		$27.54		$26.08		$22.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.19)		(0.02)		(0.22)		0.26		0.12		0.03
Net realized and unrealized gain on investments	1.05		0.91		4.85		3.09		1.41		3.61
Total Income from Investment Operations	0.86		0.89		4.63		3.35		1.53		3.64

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.07)		(0.26)		(0.07)		—
Total Distributions	—		—		(0.07)		(0.26)		(0.07)		—

Net Asset Value, End of Period	$36.94		$36.08		$35.19		$30.63		$27.54		$26.08

Total Return
Net Asset Value(3)	2.37%		2.53	%(5)	15.12%		12.22%		5.89%		16.23%
Market Value(4)	2.36%		2.36	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,430		$37,163		$47,686		$6,126		$5,509		$3,912
Ratio of expenses to average net assets:
Before waivers	1.74	%(7)	1.60	%(6)(7)	1.64	%(9)	1.44	%(9)	1.21	%(9)	1.38	%(9)
Net of waivers	1.65	%(8)	1.49	%(6)(8)	1.64	%(9)	1.44	%(9)	1.21	%(9)	1.38	%(9)
Ratio of net investment income to average net assets:
Before waivers	(0.58	%)(7)	(0.27	%)(6)(7)	(0.65%)		0.89%		0.42%		0.11%
Net of waivers	(0.49	%)(8)	(0.16	%)(6)(8)	(0.65%)		0.89%		0.42%		0.11%
Portfolio turnover rate(10)	54.66	%(11)	75.16	%(5)(11)	23.34	%(12)	57.30	%(11)	36.94%		69.11%

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Per share net investment income (loss) has been calculated using the daily average share method.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented. (Continued)

(6)	Annualized.
(7)

Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.21% and 0.53%, respectively. For the year ended March 31, 2022, interest expense (borrowing fees) and dividend expense were 0.19% and 0.70%, respectively.

(8)

Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.10% and 0.53%, respectively. For the year ended March 31, 2022, interest expense (borrowing fees) and dividend expense were 0.10% and 0.70%, respectively. The Adviser has agreed to limit interest expense (borrowing fees) to 0.10% of the average daily net assets. See Note 5.

(9)

Includes interest expense (borrowing fees), rebates and dividend expense associated with short sale transactions. For the year ended October 31, 2020, interest expense (borrowing fees) and dividend expense were 0.05% and 0.74%, respectively. For the year ended October 31, 2019, the rebate and dividend expense were (0.39%) and 0.59%, respectively. For the year ended October 31, 2018, the rebate and dividend expense were (0.30%) and 0.66%, respectively. For the year ended October 31, 2017, the dividend expense was 0.53%.

(10)	Portfolio turnover rate excludes securities received or delivered in-kind.
(11)	During the period, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
(12)

Portfolio turnover rate excludes the purchase and sale of the Reality Shares DIVCON Dividend Guard ETF acquired on March 27, 2020 (see Note 11 in the Notes to the Financial Statements). If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Year Ended March 31, 2022		For the Period November 1, 2020(1) to March 31, 2021		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period January 17, 2018(2) to October 31, 2018
Net Asset Value, Beginning of Period	$47.89		$33.08		$24.03	$21.19	$24.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.24		0.12		0.29	0.34	0.21
Net realized and unrealized gain (loss) on investments	(10.66)		14.83		8.97	2.86	(2.86)
Total Income (Loss) from Investment Operations	(10.42)		14.95		9.26	3.20	(2.65)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.14)		(0.21)	(0.36)	(0.16)
Total Distributions	(0.20)		(0.14)		(0.21)	(0.36)	(0.16)

Net Asset Value, End of Period	$37.27		$47.89		$33.08	$24.03	$21.19

Total Return
Net Asset Value(4)	(21.82%)		45.25	%(6)	38.81%	15.24%	(11.09	%)(6)
Market Value(5)	(22.59%)		45.76	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$193,803		$301,688		$128,195	$67,277	$86,348
Ratio of expenses to average net assets	0.68%		0.68	%(7)	0.68%	0.68%	0.68	%(7)
Ratio of net investment income to average net assets	0.53%		0.68	%(7)	1.01%	1.51%	1.14	%(7)
Portfolio turnover rate(8)	70.65	%(9)	37.54	%(6)	18.39%	20.72%	31.18	%(6)

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Commencement of operations.
(3)	Per share net investment income has been calculated using the daily average share method.
(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the NASDAQ Stock Market, LLC. Market value returns may vary from net asset value returns.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.
(9)	During the fiscal year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Notes to Financial Statements

March 31, 2022

1.	Organization

The Siren ETF Trust (the “Trust”) was organized on October 25, 2019 as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series (each a “fund” or collectively the “Funds”). The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). As of the fiscal year ended March 31, 2022, the Trust consisted of three funds: the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NextGen Economy ETF (each, a “Fund”, and collectively, the “Funds”). The Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are each diversified funds and the Siren Nasdaq NexGen Economy ETF is a non-diversified fund under the 1940 Act. SRN Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Fund	Commencement of Operations Date
Siren DIVCON Leaders Dividend ETF	January 6, 2016
Siren DIVCON Dividend Defender ETF	January 14, 2016
Siren Nasdaq NexGen Economy ETF	January 17, 2018

On November 23, 2020, pursuant to an Agreement and Plan of Reorganization (the ‘‘Reorganization’’) previously approved by the Board of Trustees of the Reality Shares Trust, the shareholders of each of the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares Nasdaq NextGen Economy ETF (the ‘‘Predecessor Funds’’) and the Trust’s Board of Trustees (the “Trustees” or “Board”), all of the assets and liabilities of each Predecessor Fund were transferred into a corresponding series (the “Successor Funds”) of the Trust in exchange for shares of the corresponding Successor Fund. The following is a summary of the Reorganization:

Successor Fund	Predecessor Fund
Siren DIVCON Leaders Dividend ETF	Reality Shares DIVCON Leaders Dividend ETF
Siren DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Defender ETF
Siren Nasdaq NexGen Economy ETF	Reality Shares Nasdaq NextGen Economy ETF

The Reorganization was a tax-free event to the Funds’ shareholders and the primary investment objective of each Successor Fund is the same as that of its Predecessor Fund. The Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the Predecessor Funds for periods prior to the Reorganization date. The Predecessor Funds’ fiscal year end of October 31, was also adopted by the Successor Funds. The Board elected to change the Successor Funds’ fiscal year end to March 31 from October 31.

2.	Share Transactions

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges. The shares of the Siren Nasdaq NexGen Economy ETF are principally listed and traded on the NASDAQ Stock Market. The shares of the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are principally listed and traded on the Cboe BZX Exchange. The market price of each Fund may be below, at, or above its net asset value (“NAV”).

Each Fund issues and redeems shares on a continuous basis at NAV only in aggregated lots of 25,000 shares, each lot called a “Creation Unit.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Because securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) securities sold short in the creation or redemption of its shares. The Funds may charge an additional variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction. Except when aggregated in Creation

Siren ETF Trust

Notes to Financial Statements

March 31, 2022 (Continued)

Units, shares of the Funds are not redeemable securities. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.

3.	Significant Accounting Policies

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Foreign Taxes: The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distribution of Income and Gains: Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Cash Held at Broker for Securities Sold Short: Cash held at broker for securities sold short represents deposits with a broker or the custodian used as collateral pledged to a broker for short sales. As of the fiscal year ended March 31, 2022, the Siren DIVCON Dividend Defender ETF had amounts due from one broker.

Siren ETF Trust

Notes to Financial Statements

March 31, 2022 (Continued)

Short Sales: A Fund may sell securities it does not own as a hedge against long positions and/or in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. The Funds may also receive rebate income from the broker resulting from the investment of proceeds from securities sold short. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the fiscal year ended March 31, 2022, the Siren DIVCON Dividend Defender ETF engaged in short sale activity.

A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities, if any, and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities – at the exchange rates prevailing at market close.

(2)	Purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations. For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The Funds’ financial statements are stated in U.S. dollars.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it

Siren ETF Trust

Notes to Financial Statements

March 31, 2022 (Continued)

involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 8 for a summary of reclassifications made for the fiscal period ended March 31, 2022.

4.	Securities Valuation

The NAV per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Siren ETF Trust

Notes to Financial Statements

March 31, 2022 (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022:

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$54,455,095	$—	$—	$54,455,095
Short-Term Investments
Money Market Funds	1,821,197	—	—	1,821,197
Total	$56,276,292	$—	$—	$56,276,292

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks (a)	$27,823,354	$—	$—	$27,823,354
Short-Term Investments
Money Market Funds	6,506,983	—	—	6,506,983
Total Assets	$34,330,337	$—	$—	$34,330,337

Liabilities
Equity
Common Stocks (a)	$(11,487,368)	$—	$—	$(11,487,368)
Total Liabilities	$(11,487,368)	$—	$—	$(11,487,368)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$192,348,869	$—	$—	$192,348,869
Short-Term Investments
Money Market Funds	867,574	—	—	867,574
Total	$193,216,443	$—	$—	$193,216,443

(a)	See each Fund’s Schedule of Investments for breakout by sector classification.

5.	Investment Advisory and Other Agreements

Advisory Fee: Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Siren DIVCON Leaders Dividend ETF	0.43%
Siren DIVCON Dividend Defender ETF	0.85%
Siren Nasdaq NexGen Economy ETF	0.68%

Siren ETF Trust

Notes to Financial Statements

March 31, 2022 (Continued)

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Expenses Associated with Securities Sold Short: The Trust and the Adviser have entered into a written expense limitation agreement (the “Agreement”) pursuant to which the Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep aggregate interest expenses (borrowing fees) on securities sold short from exceeding 0.10% of the average daily net assets of the Siren DIVCON Dividend Defender ETF until November 23, 2022 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements with respect to the Siren DIVCON Dividend Defender ETF within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s aggregate interest expenses on securities sold short are below the Expense Limitation. The Agreement may be terminated: (i) by the Board, for any reason and at any time; (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 23, 2022; and (iii) by either the party, if the Advisory Agreement is terminated for any reason, effective upon the effective date of the termination of the Advisory Agreement. The following table shows the waived expenses subject to potential recovery expiring on:

	March 31,
	2024		2025	Total
Siren DIVCON Dividend Defender ETF	$21,716	(a)	$33,255	$54,971

(a)	Expenses waived were for the period November 23, 2020, through March 31, 2021.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of March 31, 2022, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

Morgan, Lewis & Bockius LLP serves as Legal Counsel to the Trust, and the Funds.

Foreside Financial Services, LLC serves as the Distributor of Creation Units for the Funds. The Distributor serves as the principal underwriter for shares of the Funds, and acts as the Funds’ Distributor in a continuous public offering of the Funds’ shares. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Share Transactions” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

6.	Related Parties

At March 31, 2022 certain Officers and Trustees of the Trust were also officers or employees of the Adviser.

Siren ETF Trust

Notes to Financial Statements

March 31, 2022 (Continued)

7.	Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2022, were as follows:

Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$31,214,155	$32,064,202
Siren DIVCON Dividend Defender ETF	$17,341,806	$22,082,603
Siren Nasdaq NexGen Economy ETF	$193,872,010	$193,260,395

The cost of in-kind purchases and the proceeds from in-kind redemptions for the fiscal year ended March 31, 2022, were as follows:

In-Kind Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$43,749,751	$30,400,418
Siren DIVCON Dividend Defender ETF	$10,007,119	$13,914,145
Siren Nasdaq NexGen Economy ETF	$40,487,627	$81,317,264

8.	Distributions to Shareholders and Other Income Tax Information

The tax character of distributions paid during the fiscal year ended March 31, 2022, fiscal period ended March 31, 2021 and the fiscal year ended October 31, 2020, were as follows:

	Fiscal year ended March 31, 2022
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$380,553	$673,521	$—	$1,054,074
Siren Nasdaq NexGen Economy ETF	1,313,372	—	—	1,313,372

	Fiscal period ended March 31, 2021
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$201,697	$4,148	$—	$205,845
Siren Nasdaq NexGen Economy ETF	689,159	—	—	689,159

	Fiscal year ended October 31, 2020
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$321,796	$—	$—	$321,796
Siren DIVCON Dividend Defender ETF	14,654	—	—	14,654
Siren Nasdaq NexGen Economy ETF	513,431	—	—	513,431

Siren ETF Trust

Notes to Financial Statements

March 31, 2022 (Continued)

At March 31, 2022, the cost of investments and net unrealized appreciation (depreciation) on investments, securities sold short, and currency for federal income tax cost purposes were as follows:

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
Cost of investments	$54,506,298	$24,188,644	$204,721,432
Gross unrealized appreciation	$5,031,363	$3,239,453	$23,904,457
Gross unrealized depreciation	(3,261,369)	(4,585,128)	(35,409,446)
Net unrealized appreciation/depreciation	1,769,994	(1,345,675)	(11,504,989)
Undistributed ordinary income	14,961	—	354,747
Undistributed long-term capital gain	—	—	—
Other accumulated losses	(340,553)	(2,416,602)	(31,231,615)
Total distributable earnings (accumulated losses)	$1,444,402	$(3,762,277)	$(42,381,857)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

At March 31, 2022, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Siren DIVCON Leaders Dividend ETF	$(10,097,960)	$10,097,960
Siren DIVCON Dividend Defender ETF	$(2,258,823)	$2,258,823
Siren Nasdaq NexGen Economy ETF	$(19,342,599)	$19,342,599

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions and net operating losses.

For the tax year ended March 31, 2022, the Siren DIVCON Dividend Defender ETF deferred late year ordinary losses of $36,067.

At March 31, 2022, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term Losses		Non-Expiring Long-Term Losses	Total
Siren DIVCON Leaders Dividend ETF	$340,553		$—	$340,533
Siren DIVCON Dividend Defender ETF	$2,380,535	(a)	$—	$2,380,535
Siren Nasdaq NexGen Economy ETF	$28,272,035		$2,949,937	$31,221,972

(a)

Includes losses of $1,089,781 that are subject to IRC Section 382 limitation as a result of the Fund’s merger with Reality Shares DIVCON Dividend Guard ETF (See Note II). Utilization of these carry forwards is limited to a maximum of $164,767 per year.

9.	Rule 12b-1 Plan

The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) applicable to its shares. The Rule 12b-1 Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of

Siren ETF Trust

Notes to Financial Statements

March 31, 2022 (Continued)

expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

As of March 31, 2022, the Funds have not incurred any distribution fees, and there are no plans to impose these fees. However, in the event that Rule 12b-1 fees are charged in the future, because the Funds would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Funds.

10.	Principal Risks

In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some risk factors affecting your investments in the Funds are set forth below:

Counterparty Risk: Counterparty risk is assumed in transactions involving over-the-counter derivative instruments and short sales. The Funds deploying these investment strategies may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Foreign Exchange Rate Risk: (for the Siren Nasdaq NexGen Economy ETF) Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Foreign Issuer Exposure Risk: The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities is subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Industry Concentration Risk: The Siren Nasdaq NexGen Economy ETF may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Non-Diversification Risk: The Siren Nasdaq NexGen Economy ETF is non-diversified, which means that the Fund may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Market Risk: Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.

Siren ETF Trust

Notes to Financial Statements

March 31, 2022 (Continued)

Short Sales Risk: (for the Siren DIVCON Dividend Defender ETF) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. To the extent a fund invests in illiquid securities, such investments may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in a fund’s portfolio, the ability of the fund to assign an accurate daily value to these investments may be difficult.

11.	Reorganization of the Reality Shares DIVCON Dividend Guard ETF into the Reality Shares DIVCON Dividend Defender ETF

On December 12, 2019, prior to the reorganization of the Reality Shares DIVCON Dividend Defender ETF into the Siren DIVCON Dividend Defender ETF, the Board of Trustees of Reality Shares ETF Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Reality Shares DIVCON Dividend Guard ETF (the “Acquired Fund”) with and into the Reality Shares DIVCON Dividend Defender ETF (the “Surviving Fund”), each a separate series of the Reality Shares ETF Trust. The Agreement provides for: (a) the transfer of the assets and stated liabilities of the Acquired Fund in exchange for shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, if any, and (b) the pro rata distribution of shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, if any, by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization-Reality Shares ETF Trust”).

The Reorganization-Reality Shares ETF Trust was a tax-free transaction. Reality Shares Advisors, LLC, the investment adviser to both the Acquired Fund and the Surviving Fund, has agreed to bear the costs (except for brokerage expenses incurred by the Acquired Fund prior to the Reorganization) directly related to the Reorganization. The Reality Shares DIVCON Dividend Defender ETF elected to maintain the tax cost basis of investments acquired in the acquisition to align reporting of realized and unrealized gains and losses with amounts distributable for tax purposes. The decision of the Board of Trustees of Reality Shares ETF Trust to reorganize the Acquired Fund was not subject to shareholder approval. The Reorganization-Reality Shares ETF Trust occurred on March 27, 2020.

On the reorganization date, the Acquired Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Acquired Fund	Total Investment Value	Total Investment Cost
Reality Shares DIVCON Dividend Guard ETF	$10,085,145	$10,976,809

The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies.

Siren ETF Trust

Notes to Financial Statements

March 31, 2022 (Continued)

The acquisition was accomplished by a tax-free exchange of the following shares on March 27, 2020:

Acquired Fund	Surviving Fund
Reality Shares DIVCON Dividend Guard ETF	Reality Shares DIVCON Dividend Defender ETF
Shares	Shares	Value
450,000	330,060	$10,108,401

For financial reporting purposes, assets received and shares issued by the Surviving Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized (depreciation) immediately before the acquisition were as follows:

Acquired Fund	Surviving Fund
Reality Shares DIVCON Dividend Guard ETF	Reality Shares DIVCON Dividend Defender ETF
Net Assets: $10,108,401	Net Assets: $12,250,379
Unrealized Appreciation (Depreciation) on Investments: $(891,664)

The net assets for Reality Shares DIVCON Dividend Defender ETF, the Surviving Fund, immediately after the acquisition were $22,358,780.

12.	Impact of COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance.

13.	Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

Siren ETF Trust

Report of Independent Registered Public Accounting Firm

March 31, 2022

To the Board of Trustees of Siren ETF Trust
and the Shareholders of Siren DIVCON Leaders Dividend ETF,
Siren DIVCON Dividend Defender ETF,
and Siren Nasdaq NexGen Economy ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NexGen Economy ETF, each a series of shares of beneficial interest in Siren ETF Trust (the “Funds”), including the schedules of investments, as of March 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period November 1, 2020 through March 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2022, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the periods noted above, in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets and the financial highlights noted in the table below were audited by other auditors, whose report dated December 29, 2020, expressed an unqualified opinion on such financial statements and financial highlights.

Fund	Statements of Changes in Net Assets and Financial Highlights Presented
Siren DIVCON Leaders Dividend ETF	The statement of changes in net assets for the year ended October 31, 2020 and the financial highlights for each of the years in the four-year period ended October 31, 2020
Siren DIVCON Dividend Defender ETF	The statement of changes in net assets for the year ended October 31, 2020 and the financial highlights for each of the years in the four-year period ended October 31, 2020
Siren Nasdaq NexGen Economy ETF

The statement of changes in net assets for the year ended October 31, 2020 and the financial highlights for each of the years in the two-year period ended October 31, 2020 and for the period January 17, 2018 (commencement of operations) to October 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Siren ETF Trust since 2020.

Philadelphia, Pennsylvania
May 25, 2022

Siren ETF Trust

Expense Example

March 31, 2022 (Unaudited)

As a shareholder of one or more Funds of the Siren ETF Trust (the “Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples in the table below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period Per $1,000” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Siren ETF Trust

Expense Example

March 31, 2022 (Unaudited) (Continued)

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE 3/31/2022	ANNUALIZED EXPENSE RATIO*	EXPENSES PAID DURING THE PERIOD PER $1,000*
Siren DIVCON Leaders Dividend ETF
Actual Fund Return	$ 1,000.00	$ 1,039.40	0.43%	$2.19
Hypothetical 5% Return	$ 1,000.00	$ 1,022.79	0.43%	$2.17
Siren DIVCON Dividend Defender ETF
Actual Fund Return	$ 1,000.00	$ 970.20	1.65%	$8.10
Hypothetical 5% Return	$ 1,000.00	$ 1,016.70	1.65%	$8.30
Siren Nasdaq NexGen Economy ETF
Actual Fund Return	$ 1,000.00	$ 837.30	0.68%	$3.11
Hypothetical 5% Return	$ 1,000.00	$ 1,021.54	0.68%	$3.43

*	Actual expenses are equal to each Fund’s annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 182/365 to reflect the six-month period.

Siren ETF Trust

Trustees and Officers of the Trust

As of March 31, 2022 (Unaudited)

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees
Scott Freeze(4) (Born: 1970)	Trustee (since 2020)	Founder and President, Street One Financial, LLC, a trading firm, since 2009.	3	None.
William Hennessy(4) (Born: 1950)	Trustee (since 2020)	Executive Vice President of Acquisitions, Grafton Street Capital since 2012.	3	None.
Independent Trustees
Alexander Castillo (Born: 1988)	Trustee (since 2020)	Founder and President, Sandcastle Homecare since 2014.	3	None.
Michael J. Dillon (Born: 1969)	Trustee (since 2020)	Clinic Director, ATI Physical Therapy since 2004.	3	None.
Sonica Kearney (Born: 1972)	Trustee (since 2020)	Head of Access (US), Redburn (USA) LLC, a broker-dealer, since 2013. Head of HR (US), Redburn (USA) LLC from 2008 to 2018.	3	None.
Andrew Kushner (Born: 1971)	Trustee (since 2020)	President, Citrus Sales Corp. since 2014. President, All Beverage Corp. since 2004.	3	None.
Christopher R. Zapalski (Born: 1977)	Trustee (since 2020)	Accountant and Attorney, Zapalski Law since 2002.	3	None.

(1)	Unless otherwise noted, the business address of each Trustee is 2600 Philmont Avenue, Suite 215, Huntingdon Valley, Pennsylvania 19006.

(2)	Each Trustee shall serve until death, resignation or removal.

(3)	The term “Fund Complex” refers to the Trust.

(4)	Each of Messrs. Freeze and Hennessy may be deemed to be an “interested” person of the Trust as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser.

Siren ETF Trust

Trustees and Officers of the Trust

As of March 31, 2022 (Unaudited) (Continued)

Name and Age	Position with Trust and Length of Term(1)	Principal Occupations in Past 5 Years
Scott Freeze (Born: 1970)	President (since 2020)	Founder and President, Street One Financial, LLC, a trading firm, 2009 to Present.
Troy Statczar (2) (Born: 1971)	Treasurer (since 2020)

Senior Director, PFO Services, Foreside Fund Officer Services, LLC, January 2020 to Present; Director, Fund Administration, Thornburg Investment Management, April 2017 – June 2018; Director, U.S. Operations, Henderson Global Investors, July 2008 – April 2017 .

Michael Blaszczyk (Born: 1981)	Secretary (since 2020)	Sales Trader, Street One Financial, LLC, January 2014 to Present.
Nancy Tyminski(2) (Born: 1962)	Chief Compliance Officer (since 2020)	Director, Foreside Fund Officer Services, LLC, June 2019 – Present; Senior Due Diligence Officer, Foreside Financial Services, LLC, May 2015 – June 2019.

(1)	Each officer shall serve until death, resignation or removal.

(2)	The business address of Troy Statczar and Nancy Tyminski is Three Canal Plaza, Suite 100, Portland, ME 04101.

Siren ETF Trust

Additional Information

March 31, 2022 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended March 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Siren DIVCON Leaders Dividend ETF	100.00%
Siren DIVCON Dividend Defender ETF	0.00%
Siren Nasdaq NexGen Economy ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2022 was as follows:

Siren DIVCON Leaders Dividend ETF	100.00%
Siren DIVCON Dividend Defender ETF	0.00%
Siren Nasdaq NexGen Economy ETF	92.47%

Short Term Cap Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Siren DIVCON Leaders Dividend ETF	0.00%
Siren DIVCON Dividend Defender ETF	0.00%
Siren Nasdaq NexGen Economy ETF	0.00%

Siren ETF Trust

Additional Information

March 31, 2022 (Unaudited) (Continued)

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.sirenetfs.com.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Disclosure of Portfolio Holdings

Siren ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-732-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Siren ETF Trust’s website at www.sirenetfs.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (866) 829-5457, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.sirenetfs.com. Information on how the Funds voted proxies relating to portfolio securities during the available without charge, upon request, by calling (833) 933-2083 or by accessing the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ended June 30.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Christopher R. Zapalski is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the given fiscal year. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were for the seed-balance audit for the Trust. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2022	FYE 03/31/2021
( a ) Audit Fees	$39,000	$41,250
( b ) Tax Fees	$12,000	$12,000
( c ) All Other Fees	$0	$2,500

(d) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Alexander Castillo, Michael J. Dillon, Sonica Kearney, Andrew Kushner and Christopher R. Zapalski.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Siren ETF Trust

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	05/31/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	05/31/2022

By (Signature and Title)	/s/ Troy Statczar
Troy Statczar, Treasurer/Principal Financial Officer

Date	06/02/2022